Acquisitions - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Jan. 01, 2021 CAD ($) share $ / shares shares	Dec. 31, 2021 CAD ($)	Sep. 08, 2021 CAD ($)	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Fair value of acquired receivables	$ 1,100
Gross contractual amounts receivable for acquired receivables	1,200
Best estimate at acquisition date of contractual cash flows not expected to be collected for acquired receivables	$ 45
Goodwill		$ 3,473		$ 2,272	$ 2,272
Revenue of acquiree since acquisition date		21,200
Profit (loss) of acquiree since acquisition date		2,000
Lloydminister thermal
Disclosure of detailed information about business combination [line items]
Goodwill		651		0
Sunrise
Disclosure of detailed information about business combination [line items]
Goodwill		550		0
Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill		$ 3,473		$ 2,272
Terra Nova
Disclosure of detailed information about business combination [line items]
Percentage of working interest acquired			21.00%
Working interest, percentage		34.00%
Consideration paid for working interest in asset acquisition			$ 3
Cash acquired in asset acquisition			78
Property, plant and equipment acquired in asset acquisition			84
Decommissioning liabilities assumed in asset acquisition			$ 159
Husky Energy, Inc.
Disclosure of detailed information about business combination [line items]
Warrant holder entitled to common share, term	5 years
Warrant, exercise price | $ / shares	$ 6.54
Fair value of warrants	$ 216
Non-Controlling Interest	1.00%
Acquisition, purchase price adjustment, increase (decrease) in accounts receivable and accrued revenues		$ 24
Acquisition, purchase price adjustment, increase (decrease) in E&E assets		45
Acquisition, purchase price adjustment, increase (decrease) in PP&E		(365)
Acquisition, purchase price adjustment, increase (decrease) in other assets		32
Acquisition, purchase price adjustment, increase (decrease) in accounts payable and accrued liabilities		(18)
Acquisition, purchase price adjustment, increase (decrease) in decommissioning liabilities		(137)
Acquisition, purchase price adjustment, increase (decrease) in other liabilities		(37)
Acquisition, purchase price adjustment, increase (decrease) in long-term income tax receivable		(136)
Acquisition, purchase price adjustment, increase (decrease) in equity-accounted affiliates		(94)
Acquisition, purchase price adjustment, increase (decrease) in income tax payable		(6)
Acquisition, purchase price adjustment, increase (decrease) in goodwill		577
Acquisition, purchase price adjustment, increase (decrease) in deferred income tax asset, net		120
Acquisition, purchase price adjustment, increase (decrease) in net assets		$ (560)
Husky Energy, Inc. | Oil Sands
Disclosure of detailed information about business combination [line items]
Goodwill	$ 1,300
Husky Energy, Inc. | Oil Sands | Lloydminister thermal
Disclosure of detailed information about business combination [line items]
Goodwill	651
Husky Energy, Inc. | Oil Sands | Sunrise
Disclosure of detailed information about business combination [line items]
Goodwill	550
Husky Energy, Inc. | Oil Sands | Tucker
Disclosure of detailed information about business combination [line items]
Goodwill	$ 88
Husky Energy, Inc. | Common Shares
Disclosure of detailed information about business combination [line items]
Consideration transferred, equity interests issued per acquiree share | shares	0.7845
Number of instruments or interests issued or issuable | share	788,500,000
Equity interests of acquirer	$ 6,111
Share Price | $ / shares				$ 7.75
Noncontrolling interest of acquired entity	$ 11
Husky Energy, Inc. | Share Purchase Warrants
Disclosure of detailed information about business combination [line items]
Consideration transferred, equity interests issued per acquiree share | shares	0.0651
Number of instruments or interests issued or issuable | share	65,400,000
Equity interests of acquirer	$ 216
Husky Energy, Inc. | Preferred Shares
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | share	36,000,000
Equity interests of acquirer	$ 519
Husky Energy, Inc. | Replacement Stock Options
Disclosure of detailed information about business combination [line items]
Consideration transferred, equity interests issued per acquiree share | shares	0.7845
Equity interests of acquirer	$ 9